Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Other Comprehensive Income [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	$ 170,497	$ 0	$ 58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)
Exercise of share options and RSUs	$ 1	$ 0	270	1,340	0	271
Exercise of share options and RSUs, shares	573,665
Share-based compensation expense	$ 0	0	5,815	0	0	5,815
Unrealised gain on investments						0
Deferred tax expense						0
Net income	0	0	0	0	60,277	60,277
Balance, value at Dec. 31, 2021	$ 172	$ (1,898)	176,582	0	118,771	293,627
Balance, shares at Dec. 31, 2021	45,939,019	(2,092,376)
Exercise of share options and RSUs	$ 3	$ 0	0	0	0	3
Exercise of share options and RSUs, shares	566,299
Share-based compensation expense	$ 0	0	10,523	0	0	10,523
Unrealised gain on investments						0
Deferred tax expense						0
Net income	0	0	0	0	79,949	79,949
Balance, value at Dec. 31, 2022	$ 175	$ (1,898)	187,105	0	198,720	$ 384,102
Balance, shares at Dec. 31, 2022	46,505,318	(2,092,376)				44,412,942
Exercise of share options and RSUs	$ 1	$ 0	181	0	0	$ 182
Exercise of share options and RSUs, shares	488,680
Share-based compensation expense	$ 0	0	12,598	0	0	12,598
Share-based compensation adjustment	0	0	505	0	0	505
Unrealised gain on investments				740		740
Deferred tax expense				(611)		(611)
Net income	0	0	0	0	78,632	78,632
Balance, value at Dec. 31, 2023	$ 176	$ (1,898)	$ 200,389	$ 129	$ 277,352	$ 476,148
Balance, shares at Dec. 31, 2023	46,993,998	(2,092,376)				44,901,622